PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

The major classes of property and equipment are as follows at December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Furniture and Fixtures	$132,018	$132,018
Tools and Equipment	1,569,034	1,291,673
Leasehold Improvements	298,004	298,004
Construction in Progress	2,099,493
Internal Use Software	381,441	381,441
	4,479,990	2,103,136
Accumulated Depreciation	(1,708,211)	(1,376,629)
Property, Equipment and Software, net	$2,771,779	$726,507

	December 31, 2024	December 31, 2023
Internal Use Software consisted of the following:
Internal Use Software	$381,441	$381,441
Accumulated depreciation	(225,429)	(133,149)
Internal Use Software, net	$156,012	$248,292

	December 31, 2024	December 31, 2023
Depreciation Expense:
Property and equipment, excluding internal use software	$239,302	$315,686
Internal Use Software amortization expense	92,280	84,328

The following is a schedule of estimated future amortization expense of internal use software at December 31, 2024:

2025	$97,340
2026	58,672
2027	—
$156,012